Equity Incentive Plans - Changes in performance stock awards (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average grant date fair value
Tax (expense) benefit realized related to all stock-based compensation included in shareholder's equity			$ 30
Performance stock awards
Stock units activity
Outstanding at the beginning of the period (in shares)	1,090
Granted (in shares)	402
Vested (in shares)	(161)
Adjustment for performance achievement (in shares)	(34)
Forfeited (in shares)	(49)
Outstanding at the end of the period (in shares)	1,248	1,090
Weighted average grant date fair value
Weighted average grant date fair value, nonvested at the beginning of the period (in dollars per share)	$ 70.35
Weighted average grant date fair value, granted (in dollars per share)	92.88	$ 78.47	$ 62.32
Weighted average grant date fair value, adjustment for performance achievement (in dollars per share)	70.53
Weighted average grant date fair value, vested (in dollars per share)	70.53
Weighted average grant date fair value, forfeited (in dollars per share)	76.33
Weighted average grant date fair value, nonvested at the end of the period (in dollars per share)	$ 77.35	$ 70.35
Total fair value of restricted stock and restricted stock units vested	$ 15	$ 17	$ 28
Stock options
Weighted average grant date fair value
Tax (expense) benefit realized related to all stock-based compensation included in shareholder's equity			$ 23